Loans, financing, debentures and hedge derivative financial instruments - Summary of Loan Maturity (Detail) - Debentures [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 7,086,769
Charges	(22,759) [1]
Apr/2022
Disclosure of detailed information about borrowings [line items]
Debentures	660,139
Jul/2022
Disclosure of detailed information about borrowings [line items]
Debentures	750,000
Oct/2022
Disclosure of detailed information about borrowings [line items]
Debentures	730,384
Mar/2023
Disclosure of detailed information about borrowings [line items]
Debentures	1,725,000
Dec/2023
Disclosure of detailed information about borrowings [line items]
Debentures	660,000
Apr/2024
Disclosure of detailed information about borrowings [line items]
Debentures	443,944
Oct/2024
Disclosure of detailed information about borrowings [line items]
Debentures	267,316
Nov/2024
Disclosure of detailed information about borrowings [line items]
Debentures	90,000
Dec/2025
Disclosure of detailed information about borrowings [line items]
Debentures	287,294
Mar/2028
Disclosure of detailed information about borrowings [line items]
Debentures	498,474
Sep/2028
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 996,977

[1]	Includes interest, transaction cost and fair value adjustments.